Supplementary Information to the Consolidated Statements of Profit or Loss and Other Comprehensive Income or Loss (Schedule of Research Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Salary and benefits (including share-based compensation)	$ 4,788	$ 3,148	$ 4,494
Subcontractors	2,262	2,833	4,054
Depreciation and amortization	624	396	571
Cost of materials	716	785	572
Other research and development expenses	488	305	490
Total Research and development	$ 8,878	$ 7,467	$ 10,181